Investments in Associates and Joint Ventures - Carrying Value of Investments in Associates (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in associates and joint ventures
Carrying value of investments in associates	₱ 12,041	₱ 14,765
Carrying value of investments in joint ventures	34,089	42,093
Total carrying value of investments in associates and joint ventures	46,130	56,858	₱ 48,703
MediaQuest PDRs [Member]
Investments in associates and joint ventures
Carrying value of investments in associates	10,835	12,647
Total carrying value of investments in associates and joint ventures	8,696	8,267
Asia Outsourcing Beta Limited [Member]
Investments in associates and joint ventures
Carrying value of investments in associates	78	855
Digitel Crossing, Inc. [Member]
Investments in associates and joint ventures
Carrying value of investments in associates	510	238
Phunware [Member]
Investments in associates and joint ventures
Carrying value of investments in associates	384	384
Appcard [Member]
Investments in associates and joint ventures
Carrying value of investments in associates	234	234
AF Payments, Inc. [Member]
Investments in associates and joint ventures
Carrying value of investments in associates		407
VTI, Bow Arken and Brightshare [Member]
Investments in associates and joint ventures
Carrying value of investments in joint ventures	32,550	26,962
Philippines Internet Holding S.a.r.l. [Member]
Investments in associates and joint ventures
Carrying value of investments in joint ventures	₱ 1,539	1,538
Beacon Electric Asset Holdings, Inc. [Member]
Investments in associates and joint ventures
Carrying value of investments in joint ventures		₱ 13,593